Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Shares - Class B
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	3,811,644	2,096,330
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.71	$ 1.48
Weighted average remaining contractual term	6 years 1 month 6 days	5 years 3 months 10 days	4 years 5 months 8 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 2,468,898	$ 554,377
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	3,694,978	1,962,997
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.69	$ 1.57
Weighted average remaining contractual term, vested	6 years 1 month 9 days	5 years 3 months	4 years 3 months 21 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 2,455,994	$ 329,716
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance	116,666	133,333
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,054,980	2,029,821
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.05	$ 0.15
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	(312,828)	(78,944)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.05	$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 39,661	$ 61,125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		(112,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	(522,042)	(123,563)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 4.36	$ 4.79
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	7,031,754	3,811,644	2,096,330
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.06	$ 0.71	$ 1.48
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 887,345	$ 2,468,898	$ 554,377
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	6,944,754	3,694,978	1,962,997
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.06	$ 0.69	$ 1.57
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 878,378	$ 2,455,994	$ 329,716
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Ending Balance	87,000	116,666	133,333
Common Shares - Class A
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	9,818,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.01	$ 0
Weighted average remaining contractual term	5 years 10 months 24 days	6 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 1,520,393	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	9,818,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.01
Weighted average remaining contractual term, vested	5 years 10 months 24 days	6 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 1,520,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		9,818,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	9,818,000	9,818,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.01	$ 0.01	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 248,950	$ 1,520,393	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	9,818,000	9,818,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.01	$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	$ 248,950	$ 1,520,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Ending Balance		0	0